Marketable debt securities	12 Months Ended
Dec. 31, 2021
Marketable debt securities.
Marketable debt securities

21. Marketable debt securities

a)   Breakdown

The breakdown by classification, type and currency of issue of Marketable debt securities is as follows:

	12/31/2020	12/31/2021

Classification:
Financial liabilities at fair value through profit or loss	1,363	259
Financial liabilities at amortized cost	130,754	101,423
	132,117	101,682
Type:
Certificates of deposit (unsecured)	34,544	2,628
Senior Unsecured Notes	55,076	56,801
Structured bank bonds	2,139	981
Promissory notes	16,924	13,543
Unsecured bonds	23,434	27,729
	132,117	101,682
Currency:
Peso	76,242	44,687
USD	55,875	56,995
	132,117	101,682

Note 45.a includes a breakdown of the remaining maturity periods of Marketable debt securities. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Marketable debt securities – Financial liabilities at amortized cost.

b)   Changes in Marketable debt securities classified as Financial liabilities at fair value through profit or loss

The changes in Marketable debt securities classified as Financial liabilities at fair value through profit or loss were as follows:

	2020	2021

Beginning balance	3,246	1,363
Issues	518	197
Of which:
Structured bank bonds	518	197
Of which:
Banco Santander México	518	197
Redemptions	(2,380)	(1,315)
Of which:
Structured bank bonds	(2,380)	(1,315)
Of which:
Banco Santander México	(2,380)	(1,315)
Changes in fair value	(21)	14
Balance at year-end	1,363	259

c)   Changes in Marketable debt securities classified as Financial liabilities at amortized cost

The changes in Marketable debt securities classified as Financial liabilities at amortized cost were as follows:

	2020	2021

Beginning balance	111,211	130,754
Issues	1,219,638	1,197,521
Of which:
Certificates of deposit (unsecured)	43,260	3,347
Structured bank bonds	8,989	20,880
Senior Unsecured Notes	41,827	—
Promissory notes	1,125,562	1,163,294
Unsecured bonds	—	10,000
Of which:
Banco Santander México	1,219,638	1,197,521
Redemptions	(1,193,956)	(1,228,486)
Of which:
Certificates of deposit (unsecured)	(46,436)	(35,156)
Structured bank bonds	(9,751)	(20,956)
Promissory notes	(1,131,578)	(1,166,674)
Unsecured bonds	(6,191)	(5,700)
Of which:
Banco Santander México	(1,193,956)	—
Santander Vivienda	—	(1,228,486)
Accrued interest	(114)	(42)
Effect of changes in foreign exchange rates	(6,025)	1,676
Balance at year-end	130,754	101,423

d)   Other disclosures

Issuance program

In April 2007, the Board of Directors authorized an issuance program for up to USD 4,000 million of different types of instruments denominated in pesos, USD, Euros or UDI, up to thirty years. In October 2010, the Board of Directors renewed this authorization.

In October 2011, the Board of Directors authorized to increase the amount of the issuance program up to USD 6,500 million. In October 2013, the Board of Directors endorsed the total amount of the issuance program, establishing that the maximum term of the issuances must be fifteen years.

In February 2017, the CNBV authorized an issuance of structured bank bonds, up to 10,000 million pesos with the maximum term of fifteen years.

In August 2019, the CNBV authorized an issuance program of structured bank bonds, up to 20,000 million pesos, with a maturity period of fifteen years.

On April 14, 2020, the Bank issued Senior Unsecured Notes for USD 1,750 million at an annual interest rate of 5.375% and maturity in 2025 (see Note 3).

As of December 31, 2020, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	1,000	12/03/2021	8.14%
Certificates of deposit (unsecured)	2,000	10/08/2021	8.14%
Certificates of deposit (unsecured)	1,500	09/27/2021	8.14%
Certificates of deposit (unsecured)	1,000	10/11/2021	8.15%
Certificates of deposit (unsecured)	1,200	09/13/2021	8.14%
Certificates of deposit (unsecured)	1,000	09/09/2021	8.16%
Certificates of deposit (unsecured)	250	01/28/2021	8.16%
Certificates of deposit (unsecured)	700	01/28/2021	8.15%
Certificates of deposit (unsecured)	500	07/15/2021	8.15%
Certificates of deposit (unsecured)	2,500	08/17/2021	8.15%
Certificates of deposit (unsecured)	1,500	08/12/2021	8.17%
Certificates of deposit (unsecured)	2,000	08/19/2021	8.17%
Certificates of deposit (unsecured)	1,000	07/09/2021	8.12%
Certificates of deposit (unsecured)	1,075	08/06/2021	8.18%
Certificates of deposit (unsecured)	1,000	07/30/2021	8.36%
Certificates of deposit (unsecured)	50	07/22/2021	8.38%
Certificates of deposit (unsecured)	600	07/08/2021	8.38%
Certificates of deposit (unsecured)	1,000	07/08/2021	8.38%
Certificates of deposit (unsecured)	500	06/15/2021	8.39%
Certificates of deposit (unsecured)	1,000	06/10/2021	8.40%
Certificates of deposit (unsecured)	600	05/20/2021	8.13%
Certificates of deposit (unsecured)	1,000	06/03/2021	8.14%
Certificates of deposit (unsecured)	460	05/13/2021	8.14%
Certificates of deposit (unsecured)	400	05/10/2021	8.12%
Certificates of deposit (unsecured)	900	05/07/2021	8.38%
Certificates of deposit (unsecured)	2,000	04/21/2021	8.12%
Certificates of deposit (unsecured)	1,000	02/24/2021	8.38%
Certificates of deposit (unsecured)	1,000	03/05/2021	8.12%
Certificates of deposit (unsecured)	2,000	02/12/2021	8.12%
Certificates of deposit (unsecured)	2,000	01/26/2021	8.44%
Certificates of deposit (unsecured)	1,500	01/12/2021	8.34%
Certificates of deposit (unsecured)	17	03/18/2021	8.12%
Certificates of deposit (unsecured)	3	03/09/2021	8.12%
Certificates of deposit (unsecured)	30	01/11/2021	8.89%
Certificates of deposit (unsecured)	60	01/11/2021	8.89%
Certificates of deposit (unsecured)	54	01/11/2021	8.90%
Certificates of deposit (unsecured)	32	01/11/2021	8.89%
	34,431
Accrued interest	113
	34,544

Senior Unsecured Notes	19,827	11/09/2022	4.125%
Senior Unsecured Notes	34,759	04/17/2025	5.375%
	54,586
Accrued interest	490
	55,076

Structured bank bonds	100	01/06/2021	9.00%
Structured bank bonds	78	10/27/2021	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	20	01/07/2021	8.00%
Structured bank bonds	60	01/13/2021	4.42%
Structured bank bonds	48	01/25/2021	6.00%
Structured bank bonds	139	01/12/2021	7.00%
Structured bank bonds	60	01/06/2021	4.98%
Structured bank bonds	100	01/07/2021	7.00%
Structured bank bonds	20	01/04/2021	4.00%
Structured bank bonds	30	01/11/2021	7.15%
Structured bank bonds	60	01/08/2021	3.29%
Structured bank bonds	42	01/06/2021	5.67%
Structured bank bonds	10	01/08/2021	7.00%
Structured bank bonds	9	01/15/2021	5.38%
Structured bank bonds(*)	14	11/01/2021	Guaranteed rate subject to EURO STOXX 50
Structured bank bonds(*)	132	07/01/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	139	07/29/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	222	03/01/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	6	03/17/2022	TIIE
Structured bank bonds(*)	4	03/17/2022	TIIE
Structured bank bonds(*)	49	03/17/2022	TIIE
Structured bank bonds(*)	30	05/24/2021	TIIE
Structured bank bonds(*)	20	05/12/2021	TIIE
Structured bank bonds(*)	283	04/23/2021	TIIE
Structured bank bonds(*)	58	03/26/2021	9.50%
Structured bank bonds(*)	167	03/08/2021	9.50%
Structured bank bonds(*)	162	01/28/2021	9.50%
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	6	03/16/2021	TIIE
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	41	02/23/2021	TIIE
	2,139
Transaction costs and accrued interest (net)	—
	2,139

Promissory notes	73	01/04/2021	4.20%

	Amount	Maturity Date	Rate

Promissory notes	2,900	01/15/2021	4.25%
Promissory notes	5,800	01/15/2021	4.25%
Promissory notes	6,000	01/15/2021	4.25%
Promissory notes	150	03/16/2021	4.15%
Promissory notes	150	01/13/2021	4.10%
Promissory notes	1,000	09/23/2021	4.45%
Promissory notes	803	03/17/2021	4.60%
	16,876
Accrued interest	48
	16,924

Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	1,700	03/09/2021	8.91%
	23,161
Accrued interest	273
	23,434
(*)	Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2021, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	500	01/21/2022	5.71%
Certificates of deposit (unsecured)	2,000	02/14/2022	5.22%
Certificates of deposit (unsecured)	3	03/31/2022	5.00%
Certificates of deposit (unsecured)	21	04/20/2022	5.47%
Certificates of deposit (unsecured)	50	07/21/2022	5.19%
Certificates of deposit (unsecured)	3	03/09/2022	0.01%
Certificates of deposit (unsecured)	19	03/18/2022	0.01%
Certificates of deposit (unsecured)	25	03/01/2022	0.01%
	2,621
Accrued interest	7
	2,628

Senior Unsecured Notes	20,508	11/09/2022	4.13%
Senior Unsecured Notes	35,888	04/17/2025	5.38%
	56,396
Accrued interest	405
	56,801

Structured bank bonds(*)	7	03/17/2022	TIIE
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	56	03/17/2022	TIIE
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	39	11/16/2022	TIIE
Structured bank bonds(*)	80	12/02/2022	TIIE
Structured bank bonds(*)	57	01/21/2026	TIIE
Structured bank bonds(*)	17	01/21/2026	TIIE
Structured bank bonds	11	01/12/2022	9.69%
Structured bank bonds	28	01/10/2022	8.61
Structured bank bonds	10	01/10/2022	12.10%
Structured bank bonds	45	01/12/2022	9.08%
Structured bank bonds	45	01/25/2022	9.28%
Structured bank bonds	56	06/24/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	201	08/30/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	52	09/27/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	127	11/01/2022	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	31	01/04/2022	6.70%
Structured bank bonds	62	01/06/2022	3.50%
Structured bank bonds	31	01/12/2022	6.77%
Structured bank bonds	10	01/18/2022	10.00%
Structured bank bonds	10	01/21/2022	4.08%
	979
Transaction costs and accrued interest (net)	2
	981

Promissory notes	76	01/04/2021	5.40%
Promissory notes	6,000	01/15/2021	5.50%
Promissory notes	5,900	01/15/2021	5.50%
Promissory notes	1,000	01/15/2021	5.50%
Promissory notes	20	03/16/2021	5.50%
Promissory notes	500	01/13/2021	4.25%
	13,496
Accrued interest	47
	13,543

	Amount	Maturity Date	Rate

Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	3,500	11/25/2025	TIIE + 5 basis points
Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	6,500	11/21/2028	8.08%
	27,461
Accrued interest	268
	27,729
(*)	Marketable debt securities classified as financial liabilities at fair value through profit or loss.